[logo] WM
       GROUPofFUNDS

                         STRATEGIC
                         ASSET
                         MANAGEMENT
                         PORTFOLIOS

                                 Common sense. Uncommon solutions.

[graphic omitted]

                         SEMI-ANNUAL REPORT
                         for the period ended
                         April 30, 2002

          WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                  strategic growth portfolio

                  conservative growth portfolio

                  balanced portfolio

                  conservative balanced portfolio

                  flexible income portfolio



                  TABLE OF CONTENTS

                  Message from the President ..............................  1

                  Statements of Assets and Liabilities ....................  2

                  Statements of Operations ................................  4

                  Statements of Changes in Net Assets .....................  5

                  Statements of Changes in Net
                  Assets - Capital Stock Activity  ........................  6

                  Financial Highlights ....................................  8

                  Portfolio of Investments ................................ 14

                  Notes to Financial Statements (unaudited) ............... 17

Dear Shareholder,

[Photo of William G. Papesh]

I want to acknowledge and thank all of our shareholders for their continued investment commitment, and extend a special thanks to the many new shareholders who have invested with the WM Group of Funds during this difficult period of market volatility and economic uncertainty. We firmly believe that our disciplined, balanced investment focus will help weather the current market storm, as well as reward our shareholders who remain committed to their long-term investment plans.

The past six months have been characterized by continued market instability as we slowly transition out of global recession and rebuild confidence lost as a result of both the recession and the events of September 11th. Economies around the world continue to show strong signs of recovery, but equity markets remain volatile in anticipation of a rebound in corporate earnings. Although economic improvement is important for financial markets, corporate earnings are the fundamental drivers of long-term stock market performance. However, we are confident that profits will return, and companies and investors will be rewarded for their patience.

One reason for the continued growth and success of the WM Group of Funds during this challenging period has been our long-term, conservative approach and strict focus on asset allocation. These strategies work together to foster strong relative results and limit the amount of risk that shareholders face. It is this time-tested philosophy that has enabled us to persevere through recent market volatility. This difficult period has served to highlight the power of both diversification and a focused asset allocation plan. With the strong ebbs and flows of market segments in recent years, especially in technology-related sectors, a well-diversified investment strategy has worked advantageously to limit day-to-day fluctuations. Our unique overall investment approach also incorporates a value bias that favors good businesses at reasonable prices. In addition, we employ outside management firms to oversee complementary asset classes that provide balance to our overall product line.

At the WM Group of Funds, we also place significant value in your relationship with your Investment Representative. Your Representative's expertise will help identify the products that can better achieve your long-term financial goals. We suggest that you meet with your Investment Representative frequently to discuss evolving investment strategies that incorporate the solid foundation provided by diversification and asset allocation.

During the past six months, some things at the WM Group of Funds have changed but much remains the same - particularly our investment discipline and ongoing commitment to improve your investment experience. We have made significant enhancements to our existing product line and services, and have added several new products to deliver increased investment choice and flexibility. The WM Growth Fund now boasts the management talent of three top investment firms - Columbia Asset Management, Janus Capital Management, and OppenheimerFunds - which were integrated into our day-to-day operations over the past six months. We also broadened the scope of our Growth Fund of the Northwest to capitalize on the growth potential of California-based companies and renamed it the West Coast Equity Fund. The WM Group of Funds introduced several new investment options during the period, including the WM Diversified StrategiesIII Variable Annuity, an Education Savings Account, and a 403(b) retirement savings account. In addition, we rolled out a new class of shares - C shares - to offer additional flexibility and selection to our investors.

Once again, thank you for your support and confidence in the WM Group of Funds. We will continue to maintain our strong commitment to a common sense investment approach that delivers uncommon solutions to investors, just as we have done for over 60 years.

Sincerely,

/s/ William G. Papesh
William G. Papesh
President

STATEMENTS OF ASSETS AND LIABILITIES

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

APRIL 30, 2002 (UNAUDITED)


                                              STRATEGIC       CONSERVATIVE                          CONSERVATIVE      FLEXIBLE
                                                GROWTH           GROWTH              BALANCED         BALANCED         INCOME
                                              PORTFOLIO        PORTFOLIO            PORTFOLIO         PORTFOLIO       PORTFOLIO
                                              ---------        ---------            ---------         ---------       ---------
ASSETS:
Investments, at value
  (See portfolio of investments) (a) ...    $656,929,024    $1,166,548,455       $1,259,251,699      $62,357,116     $300,718,173
Cash ...................................             466               496                  857              887              331
Interest receivable ....................             108               190                  148               70              113
Receivable for Portfolio shares sold ...       5,118,634         6,669,875            7,634,021          294,894        2,137,901
Prepaid expenses .......................           2,220             4,377                4,500              133            1,251
                                            ------------    --------------       --------------      -----------     ------------
        Total Assets ...................     662,050,452     1,173,223,393        1,266,891,225       62,653,100      302,857,769
                                            ------------    --------------       --------------      -----------     ------------
LIABILITIES:
Payable for Portfolio shares redeemed ..         981,012         2,139,821            2,149,600          137,812        1,417,311
Payable for investment securities
  purchased ............................         982,000         2,649,000            1,797,000        1,024,000        1,277,000
Investment advisory fee payable ........         350,235           623,205              671,237           22,062          159,093
Shareholder servicing and distribution
  fees payable .........................         420,854           717,106              761,515           38,936          171,585
Transfer agent fees payable ............          26,405            33,374               94,107            1,254           13,057
Accrued expenses and other payables ....          96,394           108,638              108,603            6,194           14,873
                                            ------------    --------------       --------------      -----------     ------------
        Total Liabilities ..............       2,856,900         6,271,144            5,582,062        1,230,258        3,052,919
                                            ------------    --------------       --------------      -----------     ------------
NET ASSETS .............................    $659,193,552    $1,166,952,249       $1,261,309,163      $61,422,842     $299,804,850
                                            ============    ==============       ==============      ===========     ============

(a) Investments, at cost ...............    $751,044,685    $1,244,845,878       $1,313,242,409      $63,916,338     $303,198,141
                                            ============    ==============       ==============      ===========     ============

                                                See Notes to Financial Statements.

                                              STRATEGIC       CONSERVATIVE                          CONSERVATIVE      FLEXIBLE
                                                GROWTH           GROWTH              BALANCED         BALANCED         INCOME
                                              PORTFOLIO        PORTFOLIO            PORTFOLIO         PORTFOLIO       PORTFOLIO
                                              ---------        ---------            ---------         ---------       ---------
NET ASSETS consist of:
Undistributed net investment income/
  (accumulated net investment loss) ....    $ (5,585,234)   $   (4,430,967)      $   (1,709,276)     $    91,296     $    817,874
Accumulated net realized gain/(loss) on
  investment transactions ..............       1,771,815        (9,499,045)         (16,273,759)        (575,142)      (3,929,743)
Net unrealized depreciation of investments   (94,115,661)      (78,297,423)         (53,990,710)      (1,559,222)      (2,479,968)
Paid-in capital ........................     757,122,632     1,259,179,684        1,333,282,908       63,465,910      305,396,687
                                            ------------    --------------       --------------      -----------     ------------
        Total Net Assets ...............    $659,193,552    $1,166,952,249       $1,261,309,163      $61,422,842     $299,804,850
                                            ============    ==============       ==============      ===========     ============
NET ASSETS:
Class A Shares .........................    $190,296,777    $  392,553,950       $  438,001,584      $16,605,629     $117,258,270
                                            ============    ==============       ==============      ===========     ============
Class B Shares .........................    $456,339,895    $  758,640,170       $  814,696,327      $42,446,062     $179,691,825
                                            ============    ==============       ==============      ===========     ============
Class C Shares .........................    $ 12,556,880    $   15,758,129       $    8,611,252      $ 2,371,151     $  2,854,755
                                            ============    ==============       ==============      ===========     ============
SHARES OUTSTANDING:
Class A Shares .........................      14,864,651        32,592,653           38,462,573        1,764,344       11,091,201
                                            ============    ==============       ==============      ===========     ============
Class B Shares .........................      36,472,404        64,381,163           71,673,155        4,509,883       17,011,216
                                            ============    ==============       ==============      ===========     ============
Class C Shares .........................       1,003,593         1,339,798              757,792          251,934          270,467
                                            ============    ==============       ==============      ===========     ============
CLASS A SHARES:
Net asset value per share of
 beneficial interest outstanding * .....    $      12.80    $        12.04       $        11.39      $      9.41     $      10.57
                                            ============    ==============       ==============      ===========     ============
Maximum sales charge ...................            5.50%             5.50%                5.50%            5.50%            4.50%
                                            ============    ==============       ==============      ===========     ============
Maximum offering price per share of
  beneficial interest outstanding ......    $      13.54    $        12.74       $        12.05      $      9.96     $      11.07
                                            ============    ==============       ==============      ===========     ============
CLASS B SHARES:
Net asset value and offering price
  per share of beneficial interest
  outstanding * ........................    $      12.51    $        11.78       $        11.37      $      9.41     $      10.56
                                            ============    ==============       ==============      ===========     ============
CLASS C SHARES:
Net asset value per share of
  beneficial interest outstanding * ....    $      12.51    $        11.76       $        11.36      $      9.41     $      10.55
                                            ============    ==============       ==============      ===========     ============
Maximum sales charge ...................            1.00%             1.00%                1.00%            1.00%            1.00%
                                            ============    ==============       ==============      ===========     ============
Maximum offering price per share of
  beneficial interest outstanding ......    $      12.64    $        11.88       $        11.47      $      9.51     $      10.66
                                            ============    ==============       ==============      ===========     ============

-----------------------
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.


                                                See Notes to Financial Statements.

STATEMENTS OF OPERATIONS

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

                                              STRATEGIC       CONSERVATIVE                          CONSERVATIVE      FLEXIBLE
                                                GROWTH           GROWTH              BALANCED         BALANCED         INCOME
                                              PORTFOLIO        PORTFOLIO            PORTFOLIO         PORTFOLIO       PORTFOLIO
                                              ---------        ---------            ---------         ---------       ---------
INVESTMENT INCOME:
Dividends ..............................    $  4,690,731    $   13,783,427       $   21,115,750      $ 1,221,078     $  7,632,614
Interest ...............................          18,386            23,778               24,047            5,428           14,600
                                            ------------    --------------       --------------      -----------     ------------
   Total investment income .............       4,709,117        13,807,205           21,139,797        1,226,506        7,647,214
                                            ------------    --------------       --------------      -----------     ------------
EXPENSES:
Investment advisory fee ................       1,967,816         3,484,435            3,752,758          165,074          900,173
Custodian fees .........................           2,156             1,954                2,007            2,053            1,737
Legal and audit fees ...................          18,488            25,531               26,945            9,965           13,061
Registration and filing fees ...........          25,226            32,121               29,452           17,673           18,957
Other ..................................         178,259           239,986              239,206           14,139           55,855
Shareholder servicing and distribution
  fees:
   Class A Shares ......................         220,342           451,687              513,413           16,768          142,602
   Class B Shares ......................       2,139,200         3,541,254            3,713,117          185,179          812,479
   Class C Shares ......................           6,840            12,665                6,705            1,711            1,995
Transfer agent fees:
   Class A Shares ......................          92,835           116,889              131,247            5,622           44,017
   Class B Shares ......................         218,718           251,677              287,441           13,370           52,299
   Class C Shares ......................             376               564                  328               62               87
                                            ------------    --------------       --------------      -----------     ------------
   Total expenses ......................       4,870,256         8,158,763            8,702,619          431,616        2,043,262
Fees waived by the investment advisor ..            --                --                   --            (27,941)            --
Fees reduced by custodian credits ......              (2)               (1)                  (1)              (2)              (3)
                                            ------------    --------------       --------------      -----------     ------------
   Net expenses ........................       4,870,254         8,158,762            8,702,618          403,673        2,043,259
                                            ------------    --------------       --------------      -----------     ------------
NET INVESTMENT INCOME/(LOSS) ...........        (161,137)        5,648,443           12,437,179          822,833        5,603,955
                                            ------------    --------------       --------------      -----------     ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
Net realized loss on investment
  transactions .........................      (2,392,515)       (8,004,328)          (7,682,520)        (170,770)      (2,423,437)
Capital gain distributions received ....      11,334,937        16,146,584           13,163,931          323,766        1,289,622
Net change in unrealized depreciation
  of investments .......................      (1,781,599)       (3,599,111)          (4,331,610)        (400,865)      (1,022,946)
                                            ------------    --------------       --------------      -----------     ------------
Net realized and unrealized gain/(loss)
  on investments .......................       7,160,823         4,543,145            1,149,801         (247,869)      (2,156,761)
                                            ------------    --------------       --------------      -----------     ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...........    $  6,999,686    $   10,191,588       $   13,586,980      $   574,964     $  3,447,194
                                            ============    ==============       ==============      ===========     ============

                                                  See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

                                              STRATEGIC       CONSERVATIVE                          CONSERVATIVE      FLEXIBLE
                                                GROWTH           GROWTH              BALANCED         BALANCED         INCOME
                                              PORTFOLIO        PORTFOLIO            PORTFOLIO         PORTFOLIO       PORTFOLIO
                                              ---------        ---------            ---------         ---------       ---------
Net investment income/(loss) ...........    $   (161,137)   $    5,648,443       $   12,437,179      $   822,833     $  5,603,955
Net realized loss on investment
  transactions .........................      (2,392,515)       (8,004,328)          (7,682,520)        (170,770)      (2,423,437)
Capital gain distributions received ....      11,334,937        16,146,584           13,163,931          323,766        1,289,622
Net change in unrealized depreciation of
  investments ..........................      (1,781,599)       (3,599,111)          (4,331,610)        (400,865)      (1,022,946)
                                            ------------    --------------       --------------      -----------     ------------
Net increase in net assets resulting from
   operations ..........................       6,999,686        10,191,588           13,586,980          574,964        3,447,194
Distributions to shareholders from:
   Net investment income:
     Class A Shares ....................      (1,753,969)       (4,326,886)          (6,857,874)        (234,533)      (2,292,770)
     Class B Shares ....................      (1,424,337)       (6,091,835)         (10,101,511)        (552,983)      (2,755,291)
     Class C Shares ....................            --             (12,874)              (4,607)          (2,013)          (1,656)
   Net realized gains on investments:
     Class A Shares ....................      (5,800,194)      (10,695,459)          (8,668,867)            --           (820,545)
     Class B Shares ....................     (14,682,712)      (21,727,642)         (15,405,227)            --         (1,134,171)
Net increase in net assets from Portfolio
  share transactions:
     Class A Shares ....................      41,590,919        83,923,579           66,657,730        4,399,115        7,984,076
     Class B Shares ....................      82,933,658       143,793,324          162,345,229       12,043,990       35,283,825
     Class C Shares ....................      12,907,406        16,170,572            8,758,574        2,384,076        2,858,410
                                            ------------    --------------       --------------      -----------     ------------
Net increase in net assets .............     120,770,457       211,224,367          210,310,427       18,612,616       42,569,072

NET ASSETS:
Beginning of period ....................     538,423,095       955,727,882        1,050,998,736       42,810,226      257,235,778
                                            ------------    --------------       --------------      -----------     ------------
End of period ..........................    $659,193,552    $1,166,952,249       $1,261,309,163      $61,422,842     $299,804,850
                                            ============    ==============       ==============      ===========     ============
Undistributed net investment income/
  (accumulated net investment loss) at
  end of period ........................    $ (5,585,234)   $   (4,430,967)      $   (1,709,276)     $    91,296     $    817,874
                                            ============    ==============       ==============      ===========     ============

FOR THE YEAR ENDED OCTOBER 31, 2001

Net investment income/(loss) ...........    $ (1,124,176)   $    9,123,746       $   21,563,393      $   839,391     $  9,501,802
Net realized loss on investment
  transactions .........................      (6,450,341)      (16,563,023)         (20,257,037)        (512,118)      (2,148,562)
Capital gain distributions received ....      37,232,555        57,302,422           41,750,496          453,207        3,319,374
Net change in unrealized depreciation
  of investments .......................    (148,140,630)     (206,490,249)        (125,174,272)      (1,224,120)      (3,163,089)
                                            ------------    --------------       --------------      -----------     ------------
Net increase/(decrease) in net assets
  resulting from operations ............    (118,482,592)     (156,627,104)         (82,117,420)        (443,640)       7,509,525
Distributions to shareholders from:
   Net investment income:
     Class A Shares ....................      (4,175,353)      (13,381,331)         (15,623,890)        (303,126)      (5,904,912)
     Class B Shares ....................      (9,187,081)      (18,891,591)         (19,333,262)        (647,252)      (4,431,377)
   Net realized gains on investments:
     Class A Shares ....................      (3,223,192)       (9,986,064)         (13,421,405)            --         (2,198,828)
     Class B Shares ....................      (8,638,574)      (18,549,077)         (19,452,119)            --         (1,395,903)
Net increase/(decrease) in net assets
  from Portfolio share transactions:
     Class A Shares ....................      51,328,540        53,091,856           47,666,580        8,038,789      (14,818,682)
     Class B Shares ....................     124,650,408       173,925,687          211,776,538       20,661,913       71,851,650
                                            ------------    --------------       --------------      -----------     ------------
Net increase in net assets .............      32,272,156         9,582,376          109,495,022       27,306,684       50,611,473

NET ASSETS:
Beginning of year ......................     506,150,939       946,145,506          941,503,714       15,503,542      206,624,305
                                            ------------    --------------       --------------      -----------     ------------
End of year ............................    $538,423,095    $  955,727,882       $1,050,998,736      $42,810,226     $257,235,778
                                            ============    ==============       ==============      ===========     ============
Undistributed net investment income/
  (accumulated net investment loss) at
  end of year ..........................    $ (2,245,791)   $      352,185       $    2,817,537      $    57,992     $    263,636
                                            ============    ==============       ==============      ===========     ============

                                                See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

                                        STRATEGIC GROWTH PORTFOLIO   CONSERVATIVE GROWTH PORTFOLIO       BALANCED PORTFOLIO
                                        --------------------------   -----------------------------   ---------------------------
                                        SIX MONTHS                     SIX MONTHS                    SIX MONTHS
                                          ENDED                          ENDED                          ENDED
                                         04/30/02      YEAR ENDED       04/30/02     YEAR ENDED        04/30/02       YEAR ENDED
                                       (UNAUDITED)      10/31/01      (UNAUDITED)     10/31/01       (UNAUDITED)       10/31/01
                                       -----------     ----------     -----------    ----------       -----------      --------
AMOUNT
  CLASS A:
   Sold ...........................   $ 49,191,221   $ 76,193,136    $ 99,932,672    $101,707,014     $101,642,370    $114,313,892
   Issued as reinvestment of
     dividends ....................      7,456,921      7,304,588      14,734,742      22,989,112       15,192,570      28,478,060
   Redeemed .......................    (15,057,223)   (32,169,184)    (30,743,835)    (71,604,270)     (50,177,210)    (95,125,372)
                                      ------------   ------------    ------------    ------------     ------------    ------------
   Net increase ...................   $ 41,590,919   $ 51,328,540    $ 83,923,579    $ 53,091,856     $ 66,657,730    $ 47,666,580
                                      ============   ============    ============    ============     ============    ============
  CLASS B:
   Sold ...........................   $102,078,142   $183,479,766    $170,939,810    $270,227,858     $197,838,530    $312,241,359
   Issued as reinvestment of
     dividends ....................     15,822,455     17,505,367      27,263,822      36,881,187       24,925,354      38,001,943
   Redeemed .......................    (34,966,939)   (76,334,725)    (54,410,308)   (133,183,358)     (60,418,655)   (138,466,764)
                                      ------------   ------------    ------------    ------------     ------------    ------------
   Net increase ...................   $ 82,933,658   $124,650,408    $143,793,324    $173,925,687     $162,345,229    $211,776,538
                                      ============   ============    ============    ============     ============    ============
  CLASS C:
   Sold ...........................   $ 12,921,206           --      $ 16,215,190            --       $  8,771,707            --
   Issued as reinvestment of
     dividends ....................           --             --            12,301            --              4,148            --
   Redeemed .......................        (13,800)          --           (56,919)           --            (17,281)           --
                                                                                     ------------     ------------    ------------
   Net increase ...................   $ 12,907,406           --      $ 16,170,572            --       $  8,758,574            --
                                      ============   ============    ============    ============     ============    ============
SHARES
  CLASS A:
   Sold ...........................      3,698,585      5,166,728       8,027,955       7,547,520        8,753,140       9,367,623
   Issued as reinvestment of
     dividends ....................        553,395        484,948       1,174,263       1,679,453        1,295,015       2,278,557
   Redeemed .......................     (1,135,518)    (2,214,745)     (2,485,604)     (5,366,735)      (4,323,839)     (7,814,768)
                                      ------------   ------------    ------------    ------------     ------------    ------------
   Net increase ...................      3,116,462      3,436,931       6,716,614       3,860,238        5,724,316       3,831,412
                                      ============   ============    ============    ============     ============    ============
  CLASS B:
   Sold ...........................      7,849,774     12,656,320      14,061,535      20,340,001       17,055,738      25,528,627
   Issued as reinvestment of
     dividends ....................      1,202,788      1,181,375       2,217,828       2,731,062        2,126,223       3,039,997
   Redeemed .......................     (2,672,673)    (5,472,919)     (4,486,269)    (10,318,498)      (5,210,815)    (11,486,322)
                                      ------------   ------------    ------------    ------------     ------------    ------------
   Net increase ...................      6,379,889      8,364,776      11,793,094      12,752,565       13,971,146      17,082,302
                                      ============   ============    ============    ============     ============    ============
  CLASS C:
   Sold ...........................      1,004,661           --         1,343,533            --            758,941            --
   Issued as reinvestment of
     dividends ....................           --             --             1,005            --                356            --
   Redeemed .......................         (1,068)          --            (4,740)           --             (1,505)           --
                                      ------------                   ------------                     ------------
   Net increase ...................      1,003,593           --         1,339,798            --            757,792            --
                                      ============                   ============                     ============

                                                See Notes to Financial Statements.

                                              CONSERVATIVE BALANCED
                                                    PORTFOLIO              FLEXIBLE INCOME PORTFOLIO
                                            -------------------------      -------------------------
                                              SIX MONTHS                    SIX MONTHS
                                                ENDED                         ENDED
                                              04/30/02     YEAR ENDED        04/30/02       YEAR ENDED
                                             (UNAUDITED      10/31/01       (UNAUDITED)      10/31/01
                                             -----------      --------       -----------     ----------
AMOUNT
  CLASS A:
   Sold ................................     $  7,100,752  $ 10,240,969    $ 29,603,158    $ 21,647,251
   Issued as reinvestment of dividends .          214,986       251,728       2,945,517       7,718,059
   Redeemed ............................       (2,916,623)   (2,453,908)    (24,564,599)    (44,183,992)
                                             ------------  ------------    ------------    ------------
   Net increase/(decrease) .............     $  4,399,115  $  8,038,789    $  7,984,076    $(14,818,682)
                                             ============  ============    ============    ============
  CLASS B:
   Sold ................................     $ 15,800,586  $ 31,905,592    $ 55,929,706    $106,272,916
   Issued as reinvestment of dividends .          521,489       602,347       3,589,500       5,398,018
   Redeemed ............................       (4,278,085)  (11,846,026)    (24,235,381)    (39,819,284)
                                             ------------  ------------    ------------    ------------
   Net increase ........................     $ 12,043,990  $ 20,661,913    $ 35,283,825    $ 71,851,650
                                             ============  ============    ============    ============
  CLASS C:
   Sold ................................     $  2,411,883          --      $  2,873,140            --
   Issued as reinvestment of dividends .            2,013          --             1,200            --
   Redeemed ............................          (29,820)         --           (15,930)           --
                                             ------------                  ------------
   Net increase ........................     $  2,384,076          --      $  2,858,410            --
                                             ============                  ============

SHARES
  CLASS A:
   Sold ................................          750,132     1,071,388       2,792,111       2,019,724
   Issued as reinvestment of dividends .           22,591        26,130         277,420         716,379
   Redeemed ............................         (307,458)     (256,014)     (2,314,233)     (4,099,503)
                                             ------------  ------------    ------------    ------------
   Net increase/(decrease) .............          465,265       841,504         755,298      (1,363,400)
                                             ============  ============    ============    ============
  CLASS B:
   Sold ................................        1,667,373     3,328,124       5,268,795       9,901,866
   Issued as reinvestment of dividends .           54,945        62,578         338,606         501,353
   Redeemed ............................         (450,842)   (1,251,391)     (2,282,282)     (3,700,645)
                                             ------------  ------------    ------------    ------------
   Net increase ........................        1,271,476     2,139,311       3,325,119       6,702,574
                                             ============  ============    ============    ============
  CLASS C:
   Sold ................................          254,850          --           271,812            --
   Issued as reinvestment of dividends .              212          --               155            --
   Redeemed ............................           (3,128)         --            (1,500)           --
                                             ------------                  ------------
   Net increase ........................          251,934          --           270,467            --
                                             ============                  ============

                                             See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                               INCOME FROM INVESTMENT OPERATIONS                         LESS DISTRIBUTIONS
                     ---------------------------------------------------     ---------------------------------------


                                                  NET REALIZED                                                               NET
                        NET                           AND                         DIVIDENDS   DISTRIBUTIONS                  ASSET
                    ASSET VALUE,       NET          UNREALIZED     TOTAL FROM     FROM NET       FROM                        VALUE,
                     BEGINNING     INVESTMENT     GAIN/(LOSS) ON   INVESTMENT    INVESTMENT   NET REALIZED     TOTAL         END OF
                     OF PERIOD    INCOME/(LOSS)    INVESTMENTS     OPERATIONS     INCOME(1)   CAPITAL GAINS  DISTRIBUTIONS   PERIOD
                     ---------    -------------    -----------     ----------     ---------   ------------- -------------    ------

STRATEGIC GROWTH PORTFOLIO
CLASS A
04/30/02 (unaudited)  $13.10        $0.03(8)         $0.29           $0.32         $(0.14)       $(0.48)       $(0.62)        $12.80
10/31/01               17.11         0.05(8)         (3.21)          (3.16)         (0.47)        (0.38)        (0.85)         13.10
10/31/00               14.61        (0.04)(8)         3.07            3.03          (0.53)         --           (0.53)         17.11
10/31/99               11.67        (0.03)(8)         4.36            4.33          (0.41)        (0.98)        (1.39)         14.61
10/31/98(5)            12.66        (0.02)(8)        (0.97)          (0.99)           --            --            --           11.67
06/30/98               11.26         0.00(8)(9)       2.12            2.12          (0.68)        (0.04)        (0.72)         12.66
06/30/97(6)            10.00        (0.02)(8)         1.90            1.88          (0.62)        (0.00)(9)     (0.62)         11.26

CLASS B
04/30/02 (unaudited)   12.78        (0.02)(8)         0.27            0.25          (0.04)        (0.48)        (0.52)         12.51
10/31/01               16.75        (0.06)(8)        (3.14)          (3.20)         (0.39)        (0.38)        (0.77)         12.78
10/31/00               14.40        (0.16)(8)         3.02            2.86          (0.51)         --           (0.51)         16.75
10/31/99               11.52        (0.13)(8)         4.31            4.18          (0.32)        (0.98)        (1.30)         14.40
10/31/98(5)            12.53        (0.05)(8)        (0.96)          (1.01)          --            --            --            11.52
06/30/98               11.19        (0.09)(8)         2.11            2.02          (0.64)        (0.04)        (0.68)         12.53
06/30/97(6)            10.00        (0.10)(8)         1.90            1.80          (0.61)        (0.00)(9)     (0.61)         11.19

CLASS C
04/30/02
(unaudited)(7)         12.50        (0.00)(8)(9)      0.01            0.01           --            --            --            12.51

CONSERVATIVE GROWTH PORTFOLIO

CLASS A
04/30/02 (unaudited)  $12.35        $0.10(8)         $0.14           $0.24         $(0.15)       $(0.40)       $(0.55)        $12.04
10/31/01               15.52         0.20(8)         (2.34)          (2.14)         (0.58)        (0.45)        (1.03)         12.35
10/31/00               13.43         0.12(8)          2.40            2.52          (0.43)         --           (0.43)         15.52
10/31/99               10.97         0.06(8)          3.70            3.76          (0.42)        (0.88)        (1.30)         13.43
10/31/98(5)            11.84         0.01(8)         (0.88)          (0.87)                        --            --             --
06/30/98               10.86         0.13(8)          1.42            1.55          (0.51)        (0.06)        (0.57)         11.84
06/30/97(6)            10.00         0.08(8)          1.32            1.40          (0.54)         --           (0.54)         10.86

CLASS B
04/30/02 (unaudited)   12.10         0.05(8)          0.14            0.19          (0.11)        (0.40)        (0.51)         11.78
10/31/01               15.17         0.09(8)         (2.28)          (2.19)         (0.43)        (0.45)        (0.88)         12.10
10/31/00               13.21         0.00(8)(9)       2.37            2.37          (0.38)         --           (0.41)         15.17
10/31/99               10.85        (0.03)(8)         3.61            3.58          (0.13)        (0.88)        (1.22)         13.21
10/31/98(5)            11.74        (0.03)           (0.86)          (0.89)          --            --            --             0.85
06/30/98               10.80         0.04(8)          1.43            1.47          (0.08)        (0.06)        (0.53)         11.74
06/30/97(6)            10.00         0.01(8)          1.31            1.32          (0.01)         --           (0.52)         10.80

CLASS C
04/30/02
  (unaudited)(7)       11.79         0.02(8)         (0.02)(10)       0.00(9)       (0.03)         --           (0.03)         11.76


                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                    -----------------------------------------------------------------------
                                                                                               RATIO OF
                                                                                               OPERATING
                                                                                               EXPENSES
                                                                                               TO AVERAGE
                                                                                              NET ASSETS
                                                                                              WITHOUT FEE
                                                                                                WAIVERS,
                                                                   RATIO                       EXPENSES
                                                                   OF NET                      REIMBURSED
                                       NET        RATIO OF       INVESTMENT                    AND/OR FEES
                                     ASSETS,      OPERATING        INCOME/                      REDUCED
                                      END OF      EXPENSES TO    (LOSS) TO       PORTFOLIO     BY CREDITS
                          TOTAL       PERIOD      AVERAGE NET      AVERAGE        TURNOVER   ALLOWED BY THE
                        RETURN(2)   (IN 000'S)    ASSETS(3)(4)    NET ASSETS        RATE       CUSTODIAN(3)
                        ---------   ----------    ------------    ----------        ----     --------------


STRATEGIC GROWTH PORTFOLIO
CLASS A                   2.20%     $190,297       1.08%(11)     0.48%(11)            2%       1.08%(11)
04/30/02 (unaudited)    (19.03)%     153,857       1.08%         0.34%                2%       1.08%
10/31/01                 20.84%      142,241       1.06%        (0.21)%              15%       1.06%
10/31/00                 39.55%       74,678       1.07%        (0.21)%              20%       1.09%
10/31/99                 (7.82)%      19,690       0.95%(11)    (0.53)%(11)          10%       1.13%(11)
10/31/98(5)              20.11%       18,330       0.94%         0.01%               23%       1.08%
06/30/98                 19.33%       14,253       0.90%(11)    (0.19)%(11)          33%       1.45%(11)
06/30/97(6)

CLASS B                   1.78%      456,340       1.83%(11)     (0.27)%(11)          2%       1.83%(11)
04/30/02 (unaudited)     (19.70)%    384,566       1.84%         (0.42)%              2%       1.84%
10/31/01                 19.95%      363,910       1.81%         (0.96)%             15%       1.81%
10/31/00                 38.60%      130,522       1.83%         (0.97)%             20%       1.85%
10/31/99                 (8.06)%      51,752       1.70%(11)     (1.28)%(11)         10%       1.88%(11)
10/31/98(5)              19.24%       51,173       1.68%         (0.74)%             23%       1.83%
06/30/98                 18.48%       35,802       1.65%(11)     (0.94)%(11)         33%       2.20%(11)
06/30/97(6)

CLASS C
04/30/02                  0.08%       12,557       1.78%(11)     (0.22)%(11)          2%       1.78%(11)
  (unaudited)(7)

CONSERVATIVE GROWTH PORTFOLIO

CLASS A
04/30/02 (unaudited)      1.82%     $392,554       1.02%(11)     1.56%(11)            5%       1.02%(11)
10/31/01                 (14.31)%    319,583       1.03%         1.45%                5%       1.03%
10/31/00                 18.89%      341,685       1.02%         0.76%               17%       1.02%
10/31/99                 36.54%      249,650       1.02%         0.48%               16%       1.03%
10/31/98(5)              (7.35)%     100,024       0.95%(11)     0.05%(11)            9%       1.03%(11)
06/30/98                 15.18%      114,946       0.95%         1.17%               28%       1.00%
06/30/97(6)              14.39%      136,141       0.92%(11)     0.81%(11)           20%       1.17%(11)

CLASS B
04/30/02 (unaudited)      1.41%      758,640       1.78%(11)     0.80%(11)            5%       1.78%(11)
10/31/01                 (14.93)%    636,145       1.79%         0.69%                5%       1.79%
10/31/00                 18.07%      604,460       1.77%         0.01%               17%       1.77%
10/31/99                 34.98%      263,911       1.77%        (0.27)%              16%       1.78%
10/31/98(5)              (7.58)% 155,0641.70%(11)    (0.70)%(11)           9%       1.78%(11)
06/30/98                 14.44%      169,269       1.70%         0.40%               28%       1.74%
06/30/97(6)              13.59%      158,697       1.67%(11)     0.06%(11)           20%       1.92%(11)

CLASS C
04/30/02
  (unaudited)(7)          0.01%       15,758       1.75%(11)     0.83%(11)            5%       1.75%(11)

                                                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.


                               INCOME FROM INVESTMENT OPERATIONS                         LESS DISTRIBUTIONS
                     ---------------------------------------------------     ---------------------------------------


                                                  NET REALIZED                                                               NET
                        NET                           AND                         DIVIDENDS   DISTRIBUTIONS                  ASSET
                    ASSET VALUE,       NET          UNREALIZED     TOTAL FROM     FROM NET       FROM                        VALUE,
                     BEGINNING     INVESTMENT     GAIN/(LOSS) ON   INVESTMENT    INVESTMENT   NET REALIZED     TOTAL         END OF
                     OF PERIOD    INCOME/(LOSS)    INVESTMENTS     OPERATIONS     INCOME(1)   CAPITAL GAINS  DISTRIBUTIONS   PERIOD
                     ---------    -------------    -----------     ----------     ---------   ------------- -------------    ------

BALANCED PORTFOLIO
CLASS A
04/30/02 (unaudited)  $11.63        $0.16            $0.06           $0.22         $(0.20)       $(0.26)       $(0.46)        $11.39
10/31/01               13.55         0.33(8)         (1.27)          (0.94)         (0.51)        (0.47)        (0.98)         11.63
10/31/00               12.22         0.28(8)          1.53            1.81          (0.48)         --           (0.48)         13.55
10/31/99               11.02         0.19(8)          2.39            2.58          (0.44)        (0.94)        (1.38)         12.22
10/31/98(5)            11.63         0.05            (0.61)          (0.56)         (0.05)         --           (0.05)         11.02
06/30/98               10.95         0.22             1.25            1.47          (0.68)        (0.11)        (0.79)         11.63
06/30/97(6)            10.00         0.20(8)          1.27            1.47          (0.52)        (0.00)(9)     (0.52)         10.95

CLASS B
04/30/02 (unaudited)   11.62         0.11             0.06            0.17          (0.16)        (0.26)        (0.42)         11.37
10/31/01               13.54         0.23(8)         (1.27)          (1.04)         (0.41)        (0.47)        (0.88)         11.62
10/31/00               12.21         0.18(8)          1.55            1.73          (0.40)         --           (0.40)         13.54
10/31/99               11.02         0.11(8)          2.38            2.49          (0.36)        (0.94)        (1.30)         12.21
10/31/98(5)            11.63         0.02            (0.61)          (0.59)         (0.02)         --           (0.02)         11.02
06/30/98               10.95         0.17             1.22            1.39          (0.60)        (0.11)        (0.71)         11.63
06/30/97(6)            10.00         0.14(8)          1.25            1.39          (0.44)        (0.00)(9)     (0.44)         10.95

CLASS C
04/30/02
  (unaudited)(7)       11.35         0.03             0.00(9)         0.03          (0.02)         --           (0.02)         11.36

CONSERVATIVE BALANCED PORTFOLIO
CLASS A
04/30/02 (unaudited)  $ 9.43        $0.18            $(0.03)         $0.15         $(0.17)       $ --          $(0.17)        $ 9.41
10/31/01                9.96         0.34(8)         (0.44)          (0.10)         (0.43)         --           (0.43)          9.43
10/31/00                9.94         0.51(8)          0.02(10)        0.53          (0.50)        (0.01)        (0.51)          9.96
10/31/99               10.25         0.56            (0.27)           0.29          (0.58)        (0.02)        (0.60)          9.94
10/31/98(5)            10.34         0.19            (0.09)           0.10          (0.19)         --           (0.19)         10.25
06/30/98               10.13         0.64             0.22            0.86          (0.65)         --           (0.65)         10.34
06/30/97(6)            10.00         0.58(8)          0.14(10)        0.72          (0.59)        (0.00)(9)     (0.59)         10.13

CLASS B
04/30/02 (unaudited)    9.43         0.15            (0.02)           0.13          (0.15)         --           (0.15)          9.41
10/31/01                9.96         0.27(8)         (0.44)          (0.17)         (0.36)         --           (0.36)          9.43
10/31/00                9.94         0.44(8)          0.02(10)        0.46          (0.43)        (0.01)        (0.44)          9.96
10/31/99               10.25         0.50            (0.29)           0.21          (0.50)        (0.02)        (0.52)          9.94
10/31/98(5)            10.34         0.16            (0.09)           0.07          (0.16)         --           (0.16)         10.25
06/30/98               10.13         0.56             0.22            0.78          (0.57)         --           (0.57)         10.34
06/30/97(6)            10.00         0.51(8)          0.14(10)        0.65          (0.52)        (0.00)(9)     (0.52)         10.13

CLASS C
04/30/02
  (unaudited)(7)        9.39         0.04            (0.00)(9)        0.04          (0.02)         --           (0.02)          9.41

                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                    -----------------------------------------------------------------------
                                                                                               RATIO OF
                                                                                               OPERATING
                                                                                               EXPENSES
                                                                                               TO AVERAGE
                                                                                              NET ASSETS
                                                                                              WITHOUT FEE
                                                                                                WAIVERS,
                                                                   RATIO                       EXPENSES
                                                                   OF NET                      REIMBURSED
                                       NET        RATIO OF       INVESTMENT                    AND/OR FEES
                                     ASSETS,      OPERATING        INCOME/                      REDUCED
                                      END OF      EXPENSES TO    (LOSS) TO       PORTFOLIO     BY CREDITS
                          TOTAL       PERIOD      AVERAGE NET      AVERAGE        TURNOVER   ALLOWED BY THE
                        RETURN(2)   (IN 000'S)    ASSETS(3)(4)    NET ASSETS        RATE       CUSTODIAN(3)
                        ---------   ----------    ------------    ----------        ----     --------------

BALANCED PORTFOLIO
CLASS A
04/30/02 (unaudited)       1.80%     $438,002       1.02%(11)     2.64%(11)            4%       1.02%(11)
10/31/01                  (7.28)%     380,681       1.02%         2.63%                6%       1.02%
10/31/00                  15.11%      391,655       1.03%         2.05%               22%       1.03%
10/31/99                  25.16%      333,639       1.03%         1.66%               39%       1.04%
10/31/98(5)               (4.85)%      93,491       0.95%(11)     1.22%(11)            3%       1.02%(11)
06/30/98                  14.32%      101,726       0.95%         2.14%               29%       1.00%
06/30/97(6)               15.02%      109,421       0.92%(11)     2.48%(11)           46%       1.17%(11)


04/30/02 (unaudited)       1.41%      814,696       1.78%(11)     1.88%(11)            4%       1.78%(11)
10/31/01                  (7.98)%     670,318       1.78%         1.87%                6%       1.78%
10/31/00                  14.26%      549,849       1.77%         1.31%               22%       1.77%
10/31/99                  24.22%      237,438       1.77%         0.92%               39%       1.78%
10/31/98(5)               (5.09)%     110,626       1.70%(11)     0.47%(11)            3%       1.77%(11)
06/30/98                  13.47%      114,944       1.70%         1.39%               29%       1.75%
06/30/97(6)               14.23%       99,821       1.67%(11)     1.73%(11)           46%       1.92%(11)

04/30/02
  (unaudited)(7)           0.25%        8,611       1.75%(11)     1.91%(11)            4%       1.75%(11)

CONSERVATIVE BALANCED PORTFOLIO
CLASS A
04/30/02 (unaudited)        1.74%     $ 16,606       1.05%(11)     3.78%(11)            3%       1.16%(11)
10/31/01                   (0.99)%      12,257       1.16%         3.65%               18%       1.30%
10/31/00                    5.52%        4,557       1.32%         5.16%               59%       1.32%
10/31/99                    2.89%        7,297       1.00%         5.57%               51%       1.24%
10/31/98(5)                 0.96%        7,611       0.95%(11)     5.40%(11)           22%       1.53%(11)
06/30/98                    8.71%        7,793       0.95%         6.23%               14%       1.25%
06/30/97(6)                 7.38%       13,410       0.93%(11)     6.09%(11)           56%       1.65%(11)

CLASS B
04/30/02 (unaudited)         1.35%       42,446       1.78%(11)     3.05%(11)            3%       1.89%(11)
10/31/01                    (1.71)%      30,554       1.89%         2.92%               18%       2.03%
10/31/00                     4.76%       10,947       2.04%         4.44%               59%       2.04%
10/31/99                     2.05%       13,443       1.74%         4.83%               51%       1.98%
10/31/98(5)                  0.70%        5,698       1.70%(11)     4.65%(11)           22%       2.28%(11)
06/30/98                     7.90%        4,084       1.70%         5.48%               14%       2.01%
06/30/97(6)                  6.63%        4,537       1.68%(11)     5.34%(11)           56%       2.40%(11)

CLASS C
04/30/02
  (unaudited)(7)             0.43%        2,371       1.75%(11)     3.08%(11)            3%       1.86%(11)

                                                  See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                               INCOME FROM INVESTMENT OPERATIONS                         LESS DISTRIBUTIONS
                     ---------------------------------------------------     ---------------------------------------


                                                  NET REALIZED                                                               NET
                        NET                           AND                         DIVIDENDS   DISTRIBUTIONS                  ASSET
                    ASSET VALUE,       NET          UNREALIZED     TOTAL FROM     FROM NET       FROM                        VALUE,
                     BEGINNING     INVESTMENT     GAIN/(LOSS) ON   INVESTMENT    INVESTMENT   NET REALIZED     TOTAL         END OF
                     OF PERIOD    INCOME/(LOSS)    INVESTMENTS     OPERATIONS     INCOME(1)   CAPITAL GAINS  DISTRIBUTIONS   PERIOD
                     ---------    -------------    -----------     ----------     ---------   ------------- -------------    ------

FLEXIBLE INCOME PORTFOLIO
CLASS A
04/30/02 (unaudited)  $10.71        $0.24(8)         $(0.09)         $0.15         $(0.21)       $(0.08)       $(0.29)        $10.57
10/31/01               11.06         0.50(8)         (0.04)           0.46          (0.61)        (0.20)        (0.81)         10.71
10/31/00               10.75         0.47(8)          0.42            0.89          (0.55)        (0.03)        (0.58)         11.06
10/31/99               10.63         0.40(8)          0.57(10)        0.97          (0.48)        (0.37)        (0.85)         10.75
10/31/98(5)            10.79         0.12            (0.15)          (0.03)         (0.13)         --           (0.13)         10.63
06/30/98               10.57         0.45             0.67            1.12          (0.66)        (0.24)        (0.90)         10.79
06/30/97(6)            10.00         0.43(8)          0.70            1.13          (0.56)        (0.00)(9)     (0.56)         10.57

CLASS B
04/30/02 (unaudited)   10.71         0.20(8)         (0.09)           0.11          (0.18)        (0.08)        (0.26)         10.56
10/31/01               11.06         0.42(8)         (0.04)           0.38          (0.53)        (0.20)        (0.73)         10.71
10/31/00               10.75         0.39(8)          0.42            0.81          (0.47)        (0.03)        (0.50)         11.06
10/31/99               10.63         0.33(8)          0.56(10)        0.89          (0.40)        (0.37)        (0.77)         10.75
10/31/98(5)            10.79         0.10            (0.16)          (0.06)         (0.10)         --           (0.10)         10.63
06/30/98               10.57         0.31             0.73            1.04          (0.58)        (0.24)        (0.82)         10.79
06/30/97(6)            10.00         0.38(8)          0.68            1.06          (0.49)        (0.00)(9)     (0.49)         10.57

CLASS C
04/30/02
  (unaudited)(7)       10.54         0.13(8)         (0.09)           0.04          (0.03)         --           (0.03)         10.55


                                                 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                    -----------------------------------------------------------------------
                                                                                               RATIO OF
                                                                                               OPERATING
                                                                                               EXPENSES
                                                                                               TO AVERAGE
                                                                                              NET ASSETS
                                                                                              WITHOUT FEE
                                                                                                WAIVERS,
                                                                   RATIO                       EXPENSES
                                                                   OF NET                      REIMBURSED
                                       NET        RATIO OF       INVESTMENT                    AND/OR FEES
                                     ASSETS,      OPERATING        INCOME/                      REDUCED
                                      END OF      EXPENSES TO    (LOSS) TO       PORTFOLIO     BY CREDITS
                          TOTAL       PERIOD      AVERAGE NET      AVERAGE        TURNOVER   ALLOWED BY THE
                        RETURN(2)   (IN 000'S)    ASSETS(3)(4)    NET ASSETS        RATE       CUSTODIAN(3)
                        ---------   ----------    ------------    ----------        ----     --------------

FLEXIBLE INCOME PORTFOLIO
CLASS A
04/30/02 (unaudited)       1.44%     $117,258       1.04%(11)     4.48%(11)            4%       1.04%(11)
10/31/01                   3.67%      110,680       1.06%         4.61%                7%       1.06%
10/31/00                   8.56%      129,386       1.06%         4.28%               27%       1.06%
10/31/99                   9.39%      194,404       1.00%         3.86%               31%       1.06%
10/31/98(5)               (0.26)%       9,766       0.95%(11)     3.62%(11)           15%       1.37%(11)
06/30/98                  11.07%        8,808       0.95%         4.07%               24%       1.23%
06/30/97(6)               11.58%       12,613       0.92%(11)     4.95%(11)           54%       1.67%(11)

CLASS B
04/30/02 (unaudited)       1.06%      179,692       1.78%(11)     3.74%(11)            4%       1.78%(11)
10/31/01                   2.92%      146,555       1.79%         3.88%                7%       1.79%
10/31/00                   7.76%       77,238       1.80%         3.54%               27%       1.80%
10/31/99                   8.60%       46,821       1.75%         3.11%               31%       1.81%
10/31/98(5)               (0.51)%      11,142       1.70%(11)     2.87%(11)           15%       2.12%(11)
06/30/98                  10.24%        7,684       1.70%         3.32%               24%       1.98%
06/30/97(6)               10.80%        7,385       1.67%(11)     4.20%(11)           54%       2.42%(11)

CLASS C
04/30/02
  (unaudited)(7)           0.36%        2,855       1.76%(11)     3.76%(11)            4%       1.76%(11)

-----------------------
 (1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.
 (2) Total return is not annualized for the periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 (3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.
 (4) Ratio of operating expenses to average net assets includes expenses paid indirectly.
 (5) Fiscal year end changed to October 31 from June 30.
 (6) The Portfolios Class A and Class B shares commenced operations on July 25, 1996.
 (7) The Portfolios Class C shares commenced operations on March 1, 2002.
 (8) Per share numbers have been calculated using the average shares method.
 (9) Amount represents less than $0.01 per share.
(10) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.
(11) Annualized.

                                                  See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

APRIL 30, 2002 (UNAUDITED)

STRATEGIC GROWTH PORTFOLIO

    SHARES                                                            VALUE
    ------                                                            -----

INVESTMENT COMPANY SECURITIES - 99.4%
   5,970,302  WM Equity Income Fund .......................      $   91,345,620
   8,699,480  WM Growth & Income Fund .....................         188,778,708
   6,286,517  WM Growth Fund ..............................          90,022,922
   5,454,844  WM High Yield Fund ..........................          41,184,076
   6,551,433  WM International Growth Fund ................          53,918,296
   5,940,380  WM Mid Cap Stock Fund .......................          87,145,377
   3,447,244  WM Small Cap Stock Fund .....................          43,021,610
   1,940,171  WM West Coast Equity Fund ...................          59,330,415
                                                                 --------------
              Total Investment Company Securities
                (Cost $748,862,685) .......................         654,747,024
                                                                 --------------

    PRINCIPAL
     AMOUNT
    ---------

REPURCHASE AGREEMENT - 0.3%
  (Cost $2,182,000)
$  2,182,000  Agreement with Goldman Sachs Group, Inc.,
                1.780% dated 04/30/2002, to be
                repurchased at $2,182,108 on
                05/01/2002, collateralized by
                $1,627,140 U.S. Treasury Bonds,
                having various interest rates and
                maturities
                (Market Value $2,228,464) .................           2,182,000
                                                                 --------------
TOTAL INVESTMENTS
  (Cost $751,044,685*) ...........................    99.7%         656,929,024
OTHER ASSETS AND LIABILITIES
     (Net) .......................................     0.3            2,264,528
                                                     -----       --------------
NET ASSETS .......................................   100.0%      $  659,193,552
                                                     =====       ==============

-----------------------
* Aggregate cost for federal tax purposes.


CONSERVATIVE GROWTH PORTFOLIO

APRIL 30, 2002 (UNAUDITED)

    SHARES                                                            VALUE
    ------                                                            -----

INVESTMENT COMPANY SECURITIES - 99.7%
   9,814,034  WM Equity Income Fund .......................      $  150,154,720
  13,075,530  WM Growth & Income Fund .....................         283,738,999
   9,704,524  WM Growth Fund ..............................         138,968,782
   9,818,639  WM High Yield Fund ..........................          74,130,723
  16,077,722  WM Income Fund ..............................         147,754,261
   7,196,479  WM International Growth Fund ................          59,227,022
   6,440,527  WM Mid Cap Stock Fund .......................          94,482,528
   4,505,182  WM Small Cap Stock Fund .....................          56,224,673
   6,872,836  WM U.S. Government Securities Fund ..........          75,395,016
   2,701,855  WM West Coast Equity Fund ...................          82,622,731
                                                                 --------------
              Total Investment Company Securities
                  (Cost $1,240,996,878) ...................       1,162,699,455
                                                                 --------------

    PRINCIPAL
     AMOUNT
    ---------

REPURCHASE AGREEMENT - 0.3%
  (Cost $3,849,000)
$  3,849,000  Agreement with Goldman Sachs Group, Inc.,
                1.780% dated 04/30/2002, to be
                repurchased at $3,849,190 on
                05/01/2002, collateralized by
                $2,870,239 U.S. Treasury Bonds,
                having various interest rates and
                maturities
                (Market Value $3,930,961) .................           3,849,000

TOTAL INVESTMENTS
  (Cost $1,244,845,878*) .........................   100.0%       1,166,548,455
OTHER ASSETS AND LIABILITIES
     (Net) .......................................     0.0              403,794
                                                     -----       --------------
NET ASSETS .......................................   100.0%      $1,166,952,249
                                                     =====       ==============

-----------------------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

PORTFOLIOS OF INVESTMENTS

BALANCED PORTFOLIO

APRIL 30, 2002 (UNAUDITED)

    SHARES                                                            VALUE
    ------                                                            -----

INVESTMENT COMPANY SECURITIES - 99.6%
   7,931,489  WM Equity Income Fund .......................      $  121,351,789
   9,862,555  WM Growth & Income Fund .....................         214,017,454
   8,013,468  WM Growth Fund ..............................         114,752,862
   9,934,057  WM High Yield Fund ..........................          75,002,129
  24,180,836  WM Income Fund ..............................         222,221,886
   4,614,688  WM International Growth Fund ................          37,978,886
   5,262,891  WM Mid Cap Stock Fund .......................          77,206,604
  35,594,945  WM Short Term Income Fund ...................          84,004,069
   3,371,614  WM Small Cap Stock Fund .....................          42,077,741
  18,524,339  WM U.S. Government Securities Fund ..........         203,212,000
   2,106,909  WM West Coast Equity Fund ...................          64,429,279
                                                                 --------------
              Total Investment Company Securities
                  (Cost $1,310,245,409) ...................       1,256,254,699
                                                                 --------------
    PRINCIPAL
     AMOUNT
    ---------

REPURCHASE AGREEMENT - 0.2%
   (Cost $2,997,000)
$  2,997,000  Agreement with Goldman Sachs Group, Inc.,
                1.780% dated 04/30/2002, to be
                repurchased at $2,997,148 on
                05/01/2002, collateralized by
                $2,234,894 U.S. Treasury Bonds,
                having various interest rates and
                maturities
                (Market Value $3,060,818) .................           2,997,000

TOTAL INVESTMENTS
     (Cost $1,313,242,409*) ......................    99.8%       1,259,251,699
OTHER ASSETS AND LIABILITIES
     (Net) .......................................     0.2            2,057,464
                                                     -----       --------------
NET ASSETS .......................................   100.0%      $1,261,309,163
                                                     =====       ==============

-----------------------
* Aggregate cost for federal tax purposes.

CONSERVATIVE BALANCED PORTFOLIO

APRIL 30, 2002 (UNAUDITED)

    SHARES                                                            VALUE
    ------                                                            -----

INVESTMENT COMPANY SECURITIES - 99.2%
     246,175  WM Equity Income Fund .......................      $    3,766,479
     309,702  WM Growth & Income Fund .....................           6,720,529
     254,439  WM Growth Fund ..............................           3,643,571
     582,642  WM High Yield Fund ..........................           4,398,950
   1,961,271  WM Income Fund ..............................          18,024,082
     144,146  WM International Growth Fund ................           1,186,319
     159,467  WM Mid Cap Stock Fund .......................           2,339,377
   2,205,088  WM Short Term Income Fund ...................           5,204,009
      77,065  WM Small Cap Stock Fund .....................             961,777
   1,174,400  WM U.S. Government Securities Fund ..........          12,883,165
      59,021  WM West Coast Equity Fund ...................           1,804,858
                                                                 --------------
              Total Investment Company Securities
                (Cost $62,492,338) ........................          60,933,116
                                                                 --------------
    PRINCIPAL
     AMOUNT
    ---------

REPURCHASE AGREEMENT - 2.3%
   (Cost $1,424,000)
$  1,424,000  Agreement with Goldman Sachs Group, Inc.,
                1.780% dated 04/30/2002, to be
                repurchased at $1,424,070 on
                05/01/2002, collateralized by
                $1,061,891 U.S. Treasury Bonds,
                having various interest rates and
                maturities
                (Market Value $1,454,323) .................           1,424,000
                                                                 --------------
TOTAL INVESTMENTS
     (Cost $63,916,338*) .........................   101.5%          62,357,116
OTHER ASSETS AND LIABILITIES
     (Net) .......................................    (1.5)            (934,274)
                                                     -----        -------------

NET ASSETS .......................................   100.0%       $  61,422,842
                                                     =====        =============

-----------------------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

FLEXIBLE INCOME PORTFOLIO

APRIL 30, 2002 (UNAUDITED)

    SHARES                                                            VALUE
    ------                                                            -----

INVESTMENT COMPANY SECURITIES - 99.5%
     670,305  WM Equity Income Fund .......................      $   10,255,668
   1,114,923  WM Growth & Income Fund .....................          24,193,827
     612,579  WM Growth Fund ..............................           8,772,128
   2,719,808  WM High Yield Fund ..........................          20,534,552
  10,528,675  WM Income Fund ..............................          96,758,520
     664,078  WM Mid Cap Stock Fund .......................           9,742,027
  17,000,923  WM Short Term Income Fund ...................          40,122,179
     241,427  WM Small Cap Stock Fund .....................           3,013,008
   7,308,685  WM U.S. Government Securities Fund ..........          80,176,270
     159,352  WM West Coast Equity Fund ...................           4,872,994
                                                                 --------------
              Total Investment Company Securities
                (Cost $300,921,141) .......................         298,441,173
                                                                 --------------
    PRINCIPAL
     AMOUNT
    ---------

REPURCHASE AGREEMENT - 0.8%
   (Cost $2,277,000)
$  2,277,000  Agreement with Goldman Sachs Group, Inc.,
                1.780% dated 04/30/2002, to be
                repurchased at $2,277,113 on
                05/01/2002, collateralized by
                $1,697,982 U.S. Treasury Bonds,
                having various interest rates and
                maturities
                (Market Value $2,325,487) .................           2,277,000

TOTAL INVESTMENTS
  (Cost $303,198,141*) ...........................   100.3%         300,718,173
OTHER ASSETS AND LIABILITIES
  (Net) ..........................................    (0.3)            (913,323)
                                                     -----       --------------
NET ASSETS .......................................   100.0%      $  299,804,850
                                                     =====       ==============

-----------------------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

1. ORGANIZATION AND BUSINESS

WM Strategic Asset Management Portfolios, LLC (the "LLC") was organized under the laws of the Commonwealth of Massachusetts on March 12, 1999 as a "Limited Liability Company". The LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The LLC offers five portfolios; the Strategic Growth, Conservative Growth, Balanced, Conservative Balanced and Flexible Income Portfolios (each a "Portfolio" and collectively, the "Portfolios"). The LLC is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each of the Portfolios offers three classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within two years of purchase. Class B shares are not subject to an initial sales charge. Class B shares are subject to a CDSC if redeemed within five years from the date of purchase. Class C shares are subject to an initial sales charge at the time of purchase and are subject to a CDSC if redeemed within one year from the date of purchase.

Each of the Portfolios invests, within certain percentage ranges, in Class I shares of various funds in the WM Group of Funds (collectively, the "Underlying Funds"). WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Portfolios. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at net asset value per Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost which approximates market value.

REPURCHASE AGREEMENTS:

Each Portfolio may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

Interest income on debt securities is accrued daily. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio based upon the relative average net assets of each class.

The LLC has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies effective November 1, 2001. The Portfolios currently comply with these provisions.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from the net investment income of the Conservative Growth Portfolio, Balanced Portfolio, Conservative Balanced Portfolio and Flexible Income Portfolio are declared and paid quarterly. Dividends from the net investment income of the Strategic Growth Portfolio are declared and paid annually. Distributions of any net long-term capital gains earned by a Portfolio are made annually. Distributions of any net short-term capital gains earned by a Portfolio are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, organizational costs, dividends payable, redesignated distributions and differing characterization of distributions made by each Portfolio.

FEDERAL INCOME TAXES:

It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

EXPENSES:

General expenses of the LLC are allocated to all the Portfolios based upon the relative net assets of each Portfolio except printing and postage expenses, which are allocated to all the Portfolios based upon the relative number of shareholder accounts of each Portfolio. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3. INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the LLC. As such, WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a monthly fee at an annual rate of 0.65% of each Portfolio's average daily net assets. The Advisor has voluntarily waived $27,941 of its advisory fees for the Conservative Balanced Portfolio for the six months ended April 30, 2002.

WM Shareholder Services, Inc. (the "Transfer Agent"), an indirect wholly-owned subsidiary of Washington Mutual, serves as the transfer and shareholder servicing agent of the Portfolios. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fee is $1.71 for Class A, Class B and Class C shareholder accounts with the exception of the Flexible Income Portfolio, which is $1.89.

Custodian fees for certain Portfolios have been reduced by credits allowed by the custodian for uninvested cash balances. These Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2002 are shown separately in the Statements of Operations.

4. TRUSTEES' FEES

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the LLC for serving as an officer or Trustee of the LLC. The LLC, together with other mutual funds advised by WM Advisors, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, $24,000 per annum plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the LLC. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 38 funds within the WM Group of Funds.

5. DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and an indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class C shares of the Portfolios. For the six months ended April 30, 2002, the Distributor received $970,880 representing commissions (front end sales charges) on Class A and Class C shares. In addition, the Distributor received $2,113,692 representing CDSC fees from Class B and Class C shares.

Each of the Portfolios has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Portfolio (each, a "Rule 12b-1 Plan"), respectively. Under the applicable Rule 12b-1 Plans, the Distributor receives a service fee at an annual rate of 0.25% of the average daily net assets of each class of shares. In addition, the Distributor receives an annual distribution fee of up to 0.75% of the average daily net assets of the Class B and Class C shares of each Portfolio for activities primarily intended to result in the sale of Class B and Class C shares for the Portfolios.

6. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended April 30, 2002, were as follows:

       NAME OF PORTFOLIO                       PURCHASES            SALES
       -----------------                       ---------            -----

       Strategic Growth Portfolio              $138,518,669       $15,000,000
       Conservative Growth Portfolio            268,328,011        51,000,000
       Balanced Portfolio                       270,305,681        50,000,000
       Conservative Balanced Portfolio           20,978,844         1,500,000
       Flexible Income Portfolio                 58,048,283        11,500,000

At April 30, 2002, aggregate gross unrealized appreciation for all Underlying Funds in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all Underlying Funds in which there was an excess of tax cost over value were as follows:

                                                TAX BASIS           TAX BASIS
                                                UNREALIZED         UNREALIZED
       NAME OF PORTFOLIO                       APPRECIATION       DEPRECIATION
       -----------------                       ------------       ------------

       Strategic Growth Portfolio               $17,829,054       $111,944,715
       Conservative Growth Portfolio             30,489,602        108,787,025
       Balanced Portfolio                        32,779,112         86,769,822
       Conservative Balanced Portfolio              614,609          2,173,831
       Flexible Income Portfolio                  6,406,174          8,886,142

7. RISK FACTORS OF THE PORTFOLIOS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

Certain Underlying Funds may invest a portion of their assets in foreign securities; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices each with inherent risks.

The officers and Trustees, the Advisor, the Distributor and Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD




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                                                            WMSAMSAR (06/28/02)